Shareholder Fees - COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC. - Preferred Securities and Income SMA Shares	Mar. 01, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none